Other Comprehensive Income (Loss) (Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Before Tax Amount [Member] USD ($)	Mar. 31, 2011 Before Tax Amount [Member] JPY (¥)	Mar. 31, 2010 Before Tax Amount [Member] JPY (¥)	Mar. 31, 2009 Before Tax Amount [Member] JPY (¥)	Mar. 31, 2011 Tax Benefit (Expense) [Member] JPY (¥)	Mar. 31, 2011 Tax Benefit (Expense) [Member] USD ($)	Mar. 31, 2010 Tax Benefit (Expense) [Member] JPY (¥)	Mar. 31, 2009 Tax Benefit (Expense) [Member] JPY (¥)	Mar. 31, 2011 Net-Of-Tax Amount [Member] JPY (¥)	Mar. 31, 2011 Net-Of-Tax Amount [Member] USD ($)	Mar. 31, 2010 Net-Of-Tax Amount [Member] JPY (¥)	Mar. 31, 2009 Net-Of-Tax Amount [Member] JPY (¥)
Foreign currency translation adjustments, Before-tax amount					$ (464,759)	¥ (38,575,000)	¥ (13,638,000)	¥ (61,189,000)
Foreign currency translation adjustments, Tax benefit (expense)	241	20,000	2,000	19,000					20,000	241	2,000	19,000
Foreign currency translation adjustments, Net-of-tax amount	(461,277)	(38,286,000)	(13,634,000)	(61,368,000)									(38,555,000)	(464,518)	(13,636,000)	(61,170,000)
Unrealized gains and losses arising during the year, Before-tax amount					(19,976)	(1,658,000)	1,132,000	(25,601,000)
Unrealized gains and losses arising during the year, Tax benefit (expense)									676,000	8,145	(462,000)	10,440,000
Unrealized gains and losses arising during the year, Net-of-tax amount													(982,000)	(11,831)	670,000	(15,161,000)
Less - Reclassification adjustment for (gains) losses on securities realized in net income, Before-tax amount					21,892	1,817,000	(247,000)	26,499,000
Less - Reclassification adjustment for (gains) losses on securities realized in net income, Tax expense									(741,000)	(8,928)	101,000	(10,806,000)
Less - Reclassification adjustment for (gains) losses on securities realized in net income, Net-of-tax amount													1,076,000	12,964	(146,000)	15,693,000
Net unrealized gains (losses) on securities, Before-tax amount					1,916	159,000	885,000	898,000
Net unrealized gains (losses) on securities, Tax expense	(783)	(65,000)	(361,000)	(366,000)					(65,000)	(783)	(361,000)	(366,000)
Net unrealized gains and losses on securities	1,061	88,000	534,000	411,000									94,000	1,133	524,000	532,000
Unrealized holding gains (losses) on derivatives arising during the year, Before-tax amount					(2,807)	(233,000)	(1,490,000)	(655,000)
Unrealized holding gains (losses) on derivatives arising during the year, Tax expense									95,000	1,144	612,000	250,000
Unrealized holding gains (losses) on derivatives arising during the year, Net-of-tax amount													(138,000)	(1,663)	(878,000)	(405,000)
Less - Reclassification adjustment for (gains) losses on derivatives realized in net income, Before-tax amount					2,578	214,000	159,000	686,000
Less - Reclassification adjustment for (gains) losses on derivatives realized in net income, Tax expense									(87,000)	(1,048)	(65,000)	(246,000)
Less - Reclassification adjustment for (gains) losses on derivatives realized in net income, Net-of-tax amount													127,000	1,530	94,000	440,000
Net unrealized gains (losses) on derivatives, Before-tax amount					(229)	(19,000)	(1,331,000)	31,000
Net unrealized gains (losses) on derivatives, Tax expense									8,000	96	547,000	4,000
Net unrealized gains and losses on derivatives	(398)	(33,000)	(780,000)	37,000									(11,000)	(133)	(784,000)	35,000
Unrealized holding gains (losses) on Pension liability adjustments arising during the year, Before-tax amount	(37,301)	(3,096,000)	7,830,000	(57,401,000)	(37,120)	(3,081,000)	7,830,000	(57,401,000)
Unrealized holding gains (losses) on Pension liability adjustments arising during the year, Tax expense	14,398	1,195,000	(3,176,000)	23,293,000					1,195,000	14,398	(3,176,000)	23,293,000
Unrealized holding gains (losses) on Pension liability adjustments arising during the year, Net-of-tax amount													(1,886,000)	(22,722)	4,654,000	(34,108,000)
Less - Reclassification adjustment for (gains) losses on Pension liability adjustments realized in net income, Before-tax amount					33,674	2,795,000	3,897,000	1,015,000
Less - Reclassification adjustment for (gains) losses on Pension liability adjustments realized in net income, Tax expense									(1,088,000)	(13,109)	(1,585,000)	(414,000)
Less - Reclassification adjustment for (gains) losses on Pension liability adjustments realized in net income, Net-of-tax amount													1,707,000	20,565	2,312,000	601,000
Net unrealized gains (losses) on Pension liability adjustments, Before-tax amount					(3,446)	(286,000)	11,727,000	(56,386,000)
Net unrealized gains (losses) on Pension liability adjustments, Tax expense									107,000	1,289	(4,761,000)	22,879,000
Net unrealized gains (losses) on Pension liability adjustments, Net-of-tax amount	(2,241)	(186,000)	7,031,000	(33,562,000)									(179,000)	(2,157)	6,966,000	(33,507,000)
Other comprehensive income (loss), Before-tax amount					(466,518)	(38,721,000)	(2,357,000)	(116,646,000)
Other comprehensive income (loss), Tax expense									70,000	843	(4,573,000)	22,536,000
Other comprehensive income (loss), Net-of-tax amount													¥ (38,651,000)	$ (465,675)	¥ (6,930,000)	¥ (94,110,000)